                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number:
                                               ---------
  This Amendment (Check only one.): [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cornerstone Capital Management, Inc.
Address:   3600 Minnesota Drive
           Suite 70
           Edina, MN 55435

Form 13F File Number:  28-05923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Loren Kix
Title:     Senior Vice President, Chief Compliance Officer
Phone:     (952) 229-8120

Signature, Place, and Date of Signing:

/s/ Loren Kix                Edina, Minnesota              October 16, 2012
--------------------         ---------------------         --------------------
 [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

     Form 13F File Number           Name

     28-01190                       Frank Russell Company

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
Form 13F Information Table Entry Total:             60
Form 13F Information Table Value Total:     $1,557,045
                                            -----------
                                            (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                       2

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                      Cornerstone Capital Management, Inc.
                                    FORM 13F
                                    30-Sep-12

Column 1                           Column 2    Column 3  Column 4       Column 5        Column 6  Column 7        Column 8
--------                           --------    --------  --------       --------        --------  --------        --------
                                                           VALUE  SHRS OR  SH/    PUT/             OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP    (X1000) PRN AMT  PRN    CALL  INV DISC.   MGR      SOLE  SHARED   NONE
------------------------------ --------------- --------- -------- ------- ------- ---- ---------- -------- ------- ------ -------
Acme Packet Inc                      COM       004764106    21798 1274727   SH            Sole              579460         695267
Amazon Com Inc                       COM       023135106    25999  102228   SH            Sole               46429          55799
American Rlty Cap TR Inc             COM       02917L101     2186  186215   SH            Sole                5400         180815
Anadarko Pete Corp                   COM       032511107    23915  342040   SH            Sole              155453         186587
Apollo Group Inc                    CL A       037604105    39681 1365957   SH            Sole              612520         753437
Apple Inc                            COM       037833100   108070  161999   SH            Sole               73428          88571
Baidu Inc                      SPON ADR REP A  056752108    56232  481066   SH            Sole              221596         259470
Beam Inc                             COM       073730103     1826   31739   SH            Sole                1705          30034
Berkshire Hathaway Inc Del        CL B NEW     084670702      233    2644   SH            Sole                               2644
British Amern Tob PLC           SPONSORED ADR  110448107    41276  402133   SH            Sole              195222         206911
Camden PPTY TR                   SH BEN INT    133131102    20131  312148   SH            Sole              138639         173509
Capital One Finl Corp                COM       14040H105    30716  538782   SH            Sole              246092         292690
CBS Corp New                        CL B       124857202    16730  460487   SH            Sole              208394         252093
Celgene Corp                         COM       151020104    29211  382354   SH            Sole              174010         208344
Citrix Sys Inc                       COM       177376100    30620  400111   SH            Sole              182463         217648
Cobalt Intl Energy Inc               COM       19075F106    43043 1932765   SH            Sole              869163        1063602
Coca Cola Co                         COM       191216100    35847  945092   SH            Sole              443019         502073
CSX Corp                             COM       126408103    32562 1569255   SH            Sole              716508         852747
Diageo P L C                    SPON ADR NEW   25243Q205    47408  420541   SH            Sole              186008         234533
Dicks Sporting Goods Inc             COM       253393102    15430  297591   SH            Sole              133367         164224
Disney Walt Co                   COM DISNEY    254687106    22019  421183   SH            Sole              191096         230087
Dollar Gen Corp New                  COM       256677105    51559 1000351   SH            Sole              436326         564025
Ebay Inc                             COM       278642103    25098  518861   SH            Sole              236477         282384
Fluor Corp New                       COM       343412102    41648  740021   SH            Sole              330001         410020
Freeport-Mcmoran Copper & Go         COM       35671D857    31001  783244   SH            Sole              346652         436592
Gilead Sciences Inc                  COM       375558103    17766  267853   SH            Sole              123133         144720
Google Inc                          CL A       38259P508    52873  70076    SH            Sole               32124          37952
Halliburton Co                       COM       406216101     3614  107277   SH            Sole                             107277
HCP Inc                              COM       40414L109      868   19522   SH            Sole                              19522
Health Care Reit Inc                 COM       42217K106      742   12845   SH            Sole                              12845
Hess Corp                            COM       42809H107    23863  444213   SH            Sole              201661         242552
Hologic Inc                          COM       436440101    24371 1205284   SH            Sole              546024         659260
Illumina Inc                         COM       452327109    16582  344094   SH            Sole              158463         185631
iShares Tr                     BARCLYS 1-3 YR  464287457      628    5940   SH            Sole                 570           5370
iShares Tr                     IBOXX INV CPBD  464287242      636    5223   SH            Sole                 830           4393
iShares Tr                     BARCLYS TIPS BD 464287176     2804   23033   SH            Sole                 850          22183
Johnson Ctls Inc                     COM       478366107    47402 1730023   SH            Sole              778283         951740
Joy Global Inc                       COM       481165108    30833  549997   SH            Sole              247977         302020
Lazard Ltd                          SHS A      G54050102      284    9713   SH            Sole                5067           4646
Mastercard Inc                      CL A       57636Q104     4068    9010   SH            Sole                               9010
Monster Beverage Corp                COM       611740101    17252  319129   SH            Sole              144799         174330
Mosaic Co New                        COM       61945C103    34932  606355   SH            Sole              274988         331367
Netapp Inc                           COM       64110D104     9482  288382   SH            Sole              132723         155659
Nuvasive Inc                         COM       670704105     5003  218402   SH            Sole              106853         111549
Opentable Inc                        COM       68372A104    22158  532641   SH            Sole              250364         282277
Philip Morris Intl Inc               COM       718172109     2766   30759   SH            Sole                4369          26390
Qualcomm Inc                         COM       747525103    77276 1237023   SH            Sole              555213         681810
Rockwell Automation Inc              COM       773903109    37401  537762   SH            Sole              238915         298847
Schlumberger Ltd                     COM       806857108    31342  433332   SH            Sole              203779         229553
Sherwin Williams Co                  COM       824348106    22331  149967   SH            Sole               68422          81545
SPDR Gold Trust                   GOLD SHS     78463V107      264    1535   SH            Sole                               1535
Teva Pharmaceutical Inds Ltd         ADR       881624209    46218 1116124   SH            Sole              505915         610209
Textron Inc                          COM       883203101    15617  596763   SH            Sole              248609         348154
Tiffany & Co New                     COM       886547108     8039  129916   SH            Sole               58499          71417
V F Corp                             COM       918204108    54106  339523   SH            Sole              152201         187322
Visa Inc                          COM CL A     92826C839    33626  250414   SH            Sole              129130         121284
Weatherford International LT       REG SHS     H27013103    16907 1333370   SH            Sole              665163         668207
Wellpoint Inc                        COM       94973V107    59262 1021591   SH            Sole              457422         564169
Western Un Co                        COM       959802109    41483 2276790   SH            Sole             1009624        1267166
XRS Corp                             COM       983845108        7   12017   SH            Sole                              12017
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